As filed with the Securities and Exchange Commission on December 10, 2010

Securities Act File No. 333-146327
Investment Company Act File No. 811-22128

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒
 (Check appropriate box or boxes.)

FOCUSSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (201) 930-8500

Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
 New York, New York 10022-2511

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
☐  Immediately upon filing pursuant to paragraph (b)
☐  On ______________ pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  On (date) pursuant to paragraph (a)(1)
☒  75 days after filing pursuant to paragraph (a)(2)
☐  On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]	Prospectus
February __, 2011

Fund	Ticker	Stock Exchange

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communications Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF

A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective.

Preliminary Prospectus
December 10, 2010

FocusShares Trust	Distributor: Foreside Fund Services, LLC

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FocusShares Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This prospectus relates to the following Funds:

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communication Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on the NYSE Arca, Inc. and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”).  Each Fund has its own CUSIP number and exchange trading symbol.

An investment in shares of the Fund is not a deposit or other obligation of, or issued, endorsed or guaranteed by, Scottrade Bank or any of its affiliates and is not insured, guaranteed, or endorsed by the U.S. Government, the Federal Deposit Insurance Corporation, or any other government agency. An investment in shares of a Fund involves investment risks, including possible loss of principal.

Table of Contents

Focus Morningstar US Market Index ETF	4
Focus Morningstar Large Cap Index ETF	7
Focus Morningstar Mid Cap Index ETF	10
Focus Morningstar Small Cap Index ETF	13
Focus Morningstar Basic Materials Index ETF	16
Focus Morningstar Communication Services Index ETF	19
Focus Morningstar Consumer Cyclical Index ETF	22
Focus Morningstar Consumer Defensive Index ETF	25
Focus Morningstar Energy Index ETF	28
Focus Morningstar Financial Services Index ETF	31
Focus Morningstar Health Care Index ETF	34
Focus Morningstar Industrials Index ETF	37
Focus Morningstar Real Estate Index ETF	40
Focus Morningstar Technology Index ETF	43
Focus Morningstar Utilities Index ETF	46
Additional Description of the Principal Strategies of the Funds	49
Additional Description of the Principal Risks of the Funds	49
Additional Investment Strategies	53
Additional Risks	54
Continuous Offering	55
Creation and Redemption of Creation Units	56
Buying and Selling Shares in the Secondary Market	56
Management	57
Shareholder Information	59
Frequent Trading	60
Dividends, Distributions and Taxes	61
License Agreement	63
Code of Ethics	64
Fund Website and Disclosure of Portfolio Holdings	64
General Information	64
Financial Highlights	65
FocusShares Trust Privacy Policy	66

Morningstar® is a registered trademark of Morningstar, Inc.  Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

FOCUS MORNINGSTAR US MARKET INDEX ETF

Investment Objective

The Focus Morningstar US Market Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”).  The Underlying Index measures the performance of United States (“US”), publicly traded companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar US Market Index measures the performance of 1,550 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the “US Market” as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. As of September 20, 2010, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than $257.02 million that have a daily average traded volume of at least $446,352.56 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $12,447.2 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR LARGE CAP INDEX ETF

Investment Objective

The Focus Morningstar Large Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is a “float-adjusted” capitalization index. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).  As of September 20, 2010, the Underlying Index, which is considered diversified, was comprised of 254 component securities with market capitalizations greater than $7,081.55 million that have a daily average traded volume of at least $61,897,334.29 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $8,995.05 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR MID CAP INDEX ETF

Investment Objective

The Focus Morningstar Mid Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Mid Cap Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is a “float-adjusted” capitalization index. The Morningstar index methodology defines “middle-capitalization” stocks as those stocks between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of September 20, 2010, the Underlying Index, which is considered diversified, was comprised of 568 component securities with market capitalizations greater than $1,277.94 million that have a daily average traded volume of at least $951,313.18 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $2,558.94 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Mid Capitalization Companies Risk.  The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR SMALL CAP INDEX ETF

Investment Objective

The Focus Morningstar Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is a “float-adjusted” capitalization index. The Underlying Index methodology defines “small-capitalization” stocks as those stocks between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).  As of September 20, 2010, the Underlying Index was comprised of 728 component securities with market capitalizations greater than $257.02 million that have a daily average traded volume of at least $446,352.56 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $893.21 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Small-Capitalization Companies Risk.  The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR BASIC MATERIALS INDEX ETF

Investment Objective

The Focus Morningstar Basic Materials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Basic Materials Index is a “float-adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 93 component securities with market capitalizations greater than $529.23 million that have a daily average traded volume of at least $951,313.18 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $495.51 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Basic Materials Industry Risk.  The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the basic materials economic sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR COMMUNICATION SERVICES INDEX ETF

Investment Objective

The Focus Morningstar Communication Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Communication Services Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies that provide internet services such as access, navigation and internet related software and services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).   As of September 20, 2010, the Underlying Index was comprised of 35 component securities with market capitalizations greater than $693.6 million that have a daily average traded volume of at least $2,156,730.99 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $467.92 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Communication Services Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR CONSUMER CYCLICAL INDEX ETF

Investment Objective

The Focus Morningstar Consumer Cyclical Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Consumer Cyclical Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index which includes stocks of retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 231 component securities with market capitalizations greater than $388.38 million that have a daily average traded volume of at least $808,775.76 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,239.06 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Consumer Cyclical Industry Risk.  The Fund is subject to competition and general market and industry risks faced by companies in the consumer cyclical industry sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR CONSUMER DEFENSIVE INDEX ETF

Investment Objective

The Focus Morningstar Consumer Defensive Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Consumer Defensive Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco.  This sector also includes companies that provide services such as education & training services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 100 component securities with market capitalizations greater than $313.31 million that have a daily average traded volume of at least $1,492,536.94 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,430.57 billion

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Consumer Industry Risk.  The Fund is subject to regulatory, geopolitical competition and general industry risks faced by companies in the consumer sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR ENERGY INDEX ETF

Investment Objective

The Focus Morningstar Energy Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Energy Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators.  This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 91 component securities with market capitalizations greater than $460.64 million that have a daily average traded volume of at least $1,901,459.87 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,198.88 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Energy Industry Risk.  The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the energy sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR FINANCIAL SERVICES INDEX ETF

Investment Objective

The Focus Morningstar Financial Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Financial Services Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 212 component securities with market capitalizations greater than $257.02 million that have a daily average traded volume of at least $446,352.56 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,706.22 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Services Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR HEALTH CARE INDEX ETF

Investment Objective

The Focus Morningstar Health Care Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Healthcare Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Health Care Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 137 component securities with market capitalizations greater than $462.72 million that have a daily average traded volume of at least $2,039,853.96 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,402.7 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Health Care Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the healthcare economic sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR INDUSTRIALS INDEX ETF

Investment Objective

The Focus Morningstar Industrials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Industrials Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 259 component securities with market capitalizations greater than $404.72 million that have a daily average traded volume of at least $1,877,671.39 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $1,623.43 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Industrial Risk.  The Fund is subject to regulatory, competition and general market and industry risks faced by companies in the Industrial sector to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR REAL ESTATE INDEX ETF

Investment Objective

The Focus Morningstar Real Estate Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the “Underlying index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Real Estate Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index. The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 83 component securities with market capitalizations greater than $546.93 million that have a daily average traded volume of at least $1,691,676.84 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $308.14 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Real Estate Industry Risk.  The Fund is subject to regulatory, competition and general market risks faced by companies in the real estate industry to the same extent as the Underlying Index is concentrated in such sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR TECHNOLOGY INDEX ETF

Investment Objective

The Focus Morningstar Technology Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Technology Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 227 component securities with market capitalizations greater than $375.5 million that have a daily average traded volume of at least $2,488,589.57 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $2,098.34 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Technology Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the technology industry sector to the same extent as the Underlying Index is concentrated in such sector.  A small number of companies represent a large portion of the technology industries as a whole, and these companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.  Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

[•] is a [•] of the Advisor.  [•] has been with the Advisor since [•].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR UTILITIES INDEX ETF

Investment Objective

The Focus Morningstar Utilities Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[•	]%
Distribution and Service (12b-1) Fees(a)	[•	]%
Other Expenses(b)	[•	]%
Total Annual Fund Operating Expenses	[•	]%

(a)
The Fund has adopted a Service and Distribution Plan pursuant to which the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012.

(b)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

You would pay the following expenses if you did not redeem your shares:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Utilities Index is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States) and is a “float-adjusted” capitalization index.  The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by Morningstar, Inc. (“Morningstar”).  As of September 20, 2010, the Underlying Index was comprised of 82 component securities with market capitalizations greater than $604.33 million that have a daily average traded volume of at least $2,131,467.92 over the past three months.  The total market capitalization of the Underlying Index as of September 20, 2010 was in excess of $476.43 billion

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fund by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund will invest at least 90% of its assets in securities of the Underlying Index.  A lesser percentage may be so invested to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Principal Risk Factors Common to All Funds.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Utilities Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is a Portfolio Manager of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

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Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

Each Fund employs a “passive management” – or indexing – investment approach designed to track the performance of its Underlying Index. The Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Unlike many investment companies, the Funds do not try to “beat” the indexes they tracks and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Funds will substantially outperform their respective Underlying Indexes, but it also may reduce some of the risks of active management, such as poor security selection.  Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in component securities that comprise its respective Underlying Index.  The Advisor will manage the Funds by using either a “replication” or a “representative sampling” indexing strategy.  Replication indexing strategies involve the purchase of the component securities of the Underlying Index in substantially the same weighting as in the Underlying Index.  A representative sampling indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index.  The securities selected for representative sampling are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Fund’s Underlying Index.  To the extent that the Advisor uses a representative sampling indexing strategy to manage a Fund, the Fund may or may not hold all of the securities in its Underlying Index.

Each Underlying Index of a Fund is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the sector of publicly traded companies designated for such Fund. The Advisor seeks a correlation over time of 0.95 or better between each Fund’s performance, before fees and expenses, and the performance of its Underlying Index.  A figure of 1.00 would represent perfect correlation.

Underlying Index constituents are drawn from the pool of stocks issued by either US-domiciled companies or companies whose primary stock market activities occur in the US. The Underlying Index constituents are also required to trade publicly on the New York Stock Exchange, the NYSE Amex Equities, or The NASDAQ Stock Market LLC. Stocks in an Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

An Underlying Index may contain a smaller or greater number of component securities from time to time.  The Underlying Indexes are rebalanced by Morningstar on a quarterly basis, and a Fund will rebalance when its Underlying Index does.  Fund shareholders can find a list of companies comprising the Funds’ Underlying Indexes on the Trust’s website at http://www.focusshares.com or on the Morningstar website http://www.morningstar.com.

 Each Underlying Index is sponsored by an organization that is independent of the Fund and the Advisor.  Morningstar determines the composition and relative weightings of the securities in each Underlying Index and publishes information regarding the market value of the Underlying Index.  The criteria for inclusion in the Underlying Indexes are discussed in the Funds’ Statement of Additional Information (“SAI”).

ADDITIONAL DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.”  To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results.

Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.

To the extent that the Underlying Index is concentrated in a particular industry or designated group of industries, the Fund also will be concentrated in that industry or industries.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk

The trading price of equity securities, including the prices of each Fund’s Shares, will fluctuate in response to a variety of factors.  These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole.  Each Fund’s NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors.  As a result, an investor could lose money over short or even long periods.

Basic Materials Industry Risk

The following risk applies to the Focus Morningstar Basic Materials Index ETF.

The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Underlying Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Communication Services Industry Risk

The following risk applies to the Focus Morningstar Communication Services Index ETF.

The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Consumer Cyclical Industry Risk

The following risk applies to the Focus Morningstar Consumer Cyclical Index ETF.

The Fund is subject to risks faced by companies in the consumer cyclical industry to the same extent as the Underlying Index is so concentrated, including: the fact that security prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Consumer Defensive Industry Risk

The following risk applies to the Focus Morningstar Consumer Defensive Index ETF.

The Fund is subject to risks faced by companies in the consumer cyclical industry to the same extent as the Underlying Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Energy Industry Risk

The following risk applies to the Focus Morningstar Energy Index ETF.

The Fund is subject to risks faced by companies in the energy sector to the same extent as the Underlying Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Financial Services Industry Risk

The following risk applies to the Focus Morningstar Financial Services Index ETF.

The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is so concentrated, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increases in economic downturns; the severe competition to which banks and insurance companies may be subject; and increased inter- industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Health Care Industry Risk

The following risk applies to the Focus Morningstar Health Care Index ETF.

The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Underlying Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

The effect of the passage of the Patient Protection and Affordable Care Act and its potential implementation is uncertain.

Industrial Risk

The following risk applies to the Focus Morningstar Industrials Index ETF.

The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Underlying Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Mid-Capitalization Companies Risk

The following risk applies to the Focus Morningstar Mid Cap Index ETF.

The Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Real Estate Industry Risk

The following risk applies to the Focus Morningstar Real Estate Index ETF.

The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Underlying Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Small-Capitalization Companies Risk

The following risk applies to the Focus Morningstar Small Cap Index ETF.

The Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Technology Industry Risk

The following risk applies to the Focus Morningstar Technology Index ETF.

The Fund is subject to risks faced by companies in the technology industry to the same extent as the Underlying Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Utilities Industry Risk.

The following risk applies to the Focus Morningstar Utilities Index ETF.

The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk

This risk applies to the Focus Morningstar Basic Materials Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Consumer Defensive Index ETF, Focus Morningstar Energy Index ETF, Focus Morningstar Financial Services Index ETF and Focus Morningstar Real Estate Index ETF.

Each of the Underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors or certain industries that are sensitive to interest rate fluctuations (such as the financial sector and the building industry).  The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments.  In particular, increases in prevailing interest rates could have a negative impact on the performance of the Funds.

New Fund Risk

The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will invest at least 90% of its net assets in component securities that comprise its Underlying Index.  As a non-principal investment strategy, each Fund may invest its remaining assets in money market instruments, including repurchase agreements or funds that invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options, futures contracts and swaps.  Options, futures contracts, swaps, convertible securities and structured notes may be used by each Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

As an additional non-principal strategy, the Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being loaned.  This collateral is marked-to-market on a daily basis.  Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

The Advisor anticipates that it may take approximately [two] business days (i.e., each day the NYSE Arca is open for trading) for additions and deletions to a Fund’s Underlying Index to be reflected in the portfolio composition of that Fund.

Each of the policies and strategies described in this prospectus, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ SAI under “Investment Restrictions.”

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Indexing Risk

The Advisor uses a passive indexing strategy – either replication or representative sampling – to manage the Fund.  Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit.  The Funds do not attempt to outperform their Underlying Indexes or take defensive positions in declining markets.  As a result, each Fund’s performance may be adversely affected by a general decline in the US market segments relating to its Underlying Index.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes.  This may cause a Fund to under-perform other investment vehicles that invest in different asset classes.  Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer of the stock or counterparty to a financial instrument, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value.  The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.  Issuer-specific events can have a negative impact on the value of a Fund.

Trading Price Risk

It is expected that the Shares of a Fund will be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices.  Although it is expected that generally the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly.  Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares.  In times of severe market disruption, the bid/ask spread can increase significantly.  At those times, Fund Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.  The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index.  To the extent that a Fund utilizes derivatives contracts, including futures, options and swaps, to replicate its Underlying Interest, the Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.

Shares are not Individually Redeemable

Shares may be redeemed by the Funds only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Funds may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Funds issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). Because Creation Units cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes set forth above are summaries, and the summaries only apply to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca.  Shares can be bought and sold throughout the trading day like other publicly-traded shares.  There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer. Book Entry Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

MANAGEMENT

Board of Trustees

The Board has responsibility for the general oversight of the management of the Funds, including general supervision of the Advisor and other service providers, but is not involved in the day-to-day management of the Trust.  A list of the Trustees and the Trust officers, and their present positions and principal occupations is provided in the Funds’ SAI.

Investment Adviser

Under the terms of an Investment Advisory Agreement between the Trust and FocusShares, LLC with respect to each of the Funds (the “Investment Advisory Agreement”), FocusShares, LLC serves as the Advisor to the Funds and, subject to the supervision of the Board of Trustees, will be responsible for the day-to-day investment management of the Funds. The Advisor’s principal business address is 210 Summit Avenue, Suite C-11, Montvale, NJ 07645.

Scottrade Financial Services, Inc. is the privately-held holding company for FocusShares LLC, Scottrade, Inc., a leading online investing firm, and Scottrade Bank. Scottrade was founded in 1980 to provide investors with discount brokerage services. Today, it has the largest branch network among online investing firms and provides education to help millions of investors invest for themselves. Scottrade Bank was formed in 2008 to provide bank sweep accounts to Scottrade customers. In 2010, Scottrade Financial Services, Inc., acquired FocusShares. Scottrade Financial Services, Inc. is based in St. Louis, Mo.

The Advisor registered with the SEC as a registered investment adviser effective October 29, 2007.  The Advisor does not manage any other investment companies and has limited experience as an investment adviser. In addition to its services rendered to the Trust, the Adviser advises a managed account with assets under management of approximately $25 million as of September 30, 2010.  The Advisor arranged for the provision of distribution, transfer agency, custody, fund administration and all other services necessary for the Funds to operate.

The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting.  The basis for the Board’s approval of the Investment Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2011.

Advisory Fees.  The Advisor expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund Name	Management Fee
Focus Morningstar US Market Index ETF	[•	]%
Focus Morningstar Large Cap Index ETF	[•	]%
Focus Morningstar Mid Cap Index ETF	[•	]%
Focus Morningstar Small Cap Index ETF	[•	]%
Focus Morningstar Basic Materials Index ETF	[•	]%
Focus Morningstar Communication Services Index ETF	[•	]%
Focus Morningstar Consumer Cyclical Index ETF	[•	]%
Focus Morningstar Consumer Defensive Index ETF	[•	]%
Focus Morningstar Energy Index ETF	[•	]%
Focus Morningstar Financial Services Index ETF	[•	]%
Focus Morningstar Health Care Index ETF	[•	]%
Focus Morningstar Industrials Index ETF	[•	]%
Focus Morningstar Real Estate Index ETF	[•	]%
Focus Morningstar Technology Index ETF	[•	]%
Focus Morningstar Utilities Index ETF	[•	]%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Other Expenses.  Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Portfolio Management

The portfolios are managed by the Advisor’s portfolio management team.  The individual members of the team responsible for the day-to-day management of the portfolios of the Funds are:

Kristopher A. Wallace is a Portfolio Manager of the Advisor. Mr. Wallace has been with the Advisor since 2010. Mr. Wallace is responsible for the refinement and implementation of the Funds’ equity portfolio management process. Prior to joining the Advisor, Mr. Wallace worked for Scottrade for 14 years. Mr. Wallace built and led Scottrade’s trading group from 1996 to 2007. Mr. Wallace received a B.S. in Finance with a minor in Economics from the University of Missouri – Columbia.

[•]

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The Administrator, Custodian, and Transfer, Index Receipt and Dividend Disbursing Agent

J.P. Morgan Investor Services Co. (“JPMISCo”) serves as administrator of the Trust and each of the Funds.  JPMISCo is located at 70 Fargo Street, Boston, MA 02210.  Pursuant to the Mutual Fund Services Agreement with the Trust, JPMISCo provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and each Fund.  In addition, JPMISCo makes office space, equipment, personnel and facilities available to provide such services.

JPMorgan Chase Bank, N.A. (“JPMCB”) serves as custodian, transfer agent, index receipt agent and dividend disbursing agent of the Trust and each of the Funds.  JPMCB’s address is One Chase Manhattan Plaza, New York, NY 10005.  Under the Custody Agreement with the Trust, JPMCB maintains cash, securities and other assets of the Trust and each Fund in separate accounts, keeps all required books and records and provides other necessary services.  JPMCB is required, upon the order of the Trust, to deliver securities held by JPMCB and to make payments for securities purchased by each Fund.  Pursuant to the Agency Services Agreement with the Trust, JPMCB acts as transfer agent and index receipt agent for each Fund’s authorized and issued shares of beneficial interest and as dividend disbursing agent of the Trust.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.  The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares.  As noted in the section entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares,” individual Shares are traded only in the secondary market and are not redeemable. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”) (the successor organization to the National Association of Securities Dealers, Inc.).

Securities Lending Agent

Each Fund may lend Portfolio Securities to certain creditworthy borrowers under certain conditions described in the SAI, and will receive collateral for each loaned security which is marked to market each trading day.  Engaging in loans of its Portfolio Securities enables a Fund to receive a portion of the income generated by the lending of such securities and then investing in the collateral until the loan is terminated. Such loans may be terminated at any time by the Funds. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent.   JPMCB, an affiliate of the Administrator, acts as Securities Lending Agent for each Fund subject to the supervision of the Advisor.  For this service, JPMCB receives a fee to cover the custodial, administrative and related costs of securities lending.

Independent Registered Public Accounting Firm

[•], [•] serves as the independent registered public accounting firm for the Trust and the Funds.

Legal Counsel

Katten Muchin Rosenman LLP, 575 Madison Avenue, New York, New York 10022, serves as counsel to the Trust and the Funds.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.  Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. The Distributor, FCS and FMS are not affiliated with the Advisor or JP Morgan Chase & Co. or their affiliates.

SHAREHOLDER INFORMATION

Share Trading Prices

As with other types of securities, the trading prices of Shares of any Fund in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca.  The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities.  The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

Determination of Net Asset Value

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

Service and Distribution Plan

The Board of Trustees of the Trust has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to approve a written, established policy limiting purchases and redemptions, the Board evaluated the nature of each of the Funds (i.e., a fund whose shares are expected to trade intra-day on the secondary market). In particular, the Board  considered that, unlike traditional mutual funds, the Funds directly issue and redeem their Shares in Creation Units at the NAV per Share generally in exchange for a basket of securities intended to replicate each Fund’s Underlying Index, plus a small amount of cash, and individual Shares may be purchased and sold in the secondary market at prevailing market prices.

Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders. However, creations and redemptions of Creation Units consisting of a significant amount of cash, although expected to be rare, could create the potential for market timing with its negative impact to the Funds and their shareholders.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds.  The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains.

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income and net capital gains are typically distributed to shareholders at least annually.  Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of your Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material US federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential US federal income tax considerations possibly applicable to an investment in Shares of a Fund, to Fund shareholders that are, or that are holding Shares through, a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in Fund shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year, the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment.  For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under certain provisions in the Code, including the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. As discussed below, distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 15% for taxable years that began on or before December 31, 2010. In addition, for those taxable years, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (2) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at redemption) of the securities received (plus any cash received by the authorized participant as part of the redemption) and (2) the authorized participant’s basis in the redeemed Shares (plus any cash paid by the authorized participant as part of the redemption). However, the Internal Revenue Service (the “IRS”) may assert, under the “wash sale” rules or on the basis that there has been no significant change in the authorized participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a US individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Special Issues for Foreign Shareholders. If a Fund shareholder is not a US citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to US withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). A special rule for regulated investment companies (such as the Fund) provided that, for tax years that began on or before December 31, 2009, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund. There has been legislation proposed to extend this rule until December 31, 2010; however, there can be no assurance at this time whether it will be extended, and, if yes, the terms of the extension.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a foreign Fund shareholder must obtain a US taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a US taxpayer identification number or file a US income tax return.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Taxation.”

LICENSE AGREEMENT

The Advisor has entered into a licensing agreement with Morningstar to use each of the Indexes described above.  Each Fund is entitled to use its respective Underlying Index, without charge, pursuant to a sub-licensing arrangement with the Advisor.

The information contained herein regarding Morningstar US Market Index, Morningstar Large Cap Index, Morningstar Mid Cap Index, Morningstar Small Cap Index, Morningstar Basic Materials Index, Morningstar Communications Services Index, Morningstar Consumer Cyclical Index, Morningstar Consumer Defensive Index, Morningstar Energy Index, Morningstar Financial Services Index, Morningstar Health Care Index, Morningstar Industrials Index, Morningstar Real Estate Index, Morningstar Technology Index and Morningstar Utilities Index (each, an “Underlying Index”) and Morningstar, Inc. (“Morningstar” or the “Index Provider”) was provided by the Index Provider, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

Shares of the Trust are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the shares of the Trust or any member of the public regarding the advisability of trading in the product(s). Morningstar has no obligation to take the needs of FocusShares, LLC (in its capacity as licensee of the underlying indexes, the “licensee”) or the owners of the shares of the Trust into consideration in determining, composing or calculating the underlying indexes. Morningstar is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the trust to be listed or in the determination or calculation of the equation by which the shares of the trust are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the shares of the trust.

Morningstar does not guarantee the accuracy and/or the completeness of the underlying indexes or any data included therein and Morningstar shall have no liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by licensee, owners of the shares of the trust, or any other person or entity from the use of the underlying indexes or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the underlying indexes or any data included therein, without limiting any of the foregoing, in no event shall Morningstar have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Morningstar and Licensee.

Morningstar® is a registered trademark of Morningstar, Inc.  Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

CODE OF ETHICS

The Trust and the Advisor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor maintains a website for the Funds at www.focusshares.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported mid point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) Fund share daily trading volume. In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website (www.focusshares.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 10, 2007. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote.  Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Funds’ SAI for more information concerning the Trust’s form of organization. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds.

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca.  The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations as of the date of this Prospectus and therefore do not have a financial  history.

FOCUSSHARES TRUST PRIVACY POLICY

The following notice does not constitute part of the prospectus, nor is it incorporated into the prospectus.

FocusShares Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect nonpublic personal information from various sources.  The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any nonpublic personal information about our customers to anyone unless permitted by law or approved by the customer.  We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs.  We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies that maintain or service customer accounts for the Trust is essential.  We may also share information with companies that perform administrative or marketing services for the Trust, including research firms.  When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries.  Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

For More Information

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.  The Fund’s semi-annual report will be available on June 29, 2011.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this prospectus (and is legally considered part of this prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Foreside Fund Services, LLC (the “Distributor”) toll-free at (866) 453-5199.  You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.focusshares.com.

To obtain other information and for shareholder inquiries:

By telephone:      (866) 453-5199

By mail:            Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

On the Internet:    SEC Edgar database: www.sec.gov;
    Distributor website www.foreside.com or
    Trust website www.focusshares.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this prospectus and you should not rely on any other information.  Read and keep the prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a prospectus. This is in addition to any obligation dealers have to deliver a prospectus when acting as underwriters.

The Funds’ investment company registration number is 811-22128.

FOCUSSHARES TRUST
STATEMENT OF ADDITIONAL INFORMATION

Dated [•], 2011

This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated [•], 2011, as it may be revised from time to time (the “Prospectus”), for the FocusShares Trust (the “Trust”), relating to the following funds of the Trust (collectively, the “Funds” and, each, a “Fund”):

Fund	Ticker	Stock Exchange

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communications Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF

A copy of each Prospectus and, when available, the Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, Foreside Fund Services, LLC (the “Distributor”) at Three Canal Plaza, Portland, Maine 04101-4088, calling the Distributor toll-free at (866) 453-5199 or visiting www.foreside.com.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

An investment in Shares of the Fund is not a deposit or other obligation of, or issued, endorsed or guaranteed by, Scottrade Bank or any of its affiliates and is not insured, guaranteed, or endorsed by the U.S. Government, the Federal Deposit Insurance Corporation, or any other government agency. An investment in Shares of the Fund involves investment risks, including possible loss of principal.

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST	1
EXCHANGE LISING AND TRADING	1
INVESTMENT OBJECTIVE AND POLICIES	2
INVESTMENT STRATEGIES AND RISKS	4
GENERAL CONSIDERATIONS AND RISKS	9
PORTFOLIO HOLDINGS DISCLOSURE	10
CONSTRUCTION AND MAINTENANCE OF THE UNDERLYING INDEXES	11
MANAGEMENT	13
CODE OF ETHICS	17
PROXY VOTING POLICIES AND PROCEDURES	17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	17
INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION SERVICES	18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
COUNSEL	20
PORTFOLIO TRANSACTIONS AND BROKERAGE	22
ADDITIONAL INFORMATION CONCERNING THE TRUST	22
BOOK ENTRY ONLY SYSTEM	23
CREATION AND REDEMPTION OF CREATION UNITS	24
DETERMINATION OF NET ASSET VALUE	29
INDICATIVE INTRA-DAY VALUE	29
DIVIDENDS AND DISTRIBUTIONS	30
FEDERAL INCOME TAXES	30
OTHER INFORMATION	35
FINANCIAL STATEMENTS	35

The information contained herein regarding Morningstar US Market Index, Morningstar Large Cap Index, Morningstar Mid Cap Index, Morningstar Small Cap Index, Morningstar Basic Materials Index, Morningstar Communications Services Index, Morningstar Consumer Cyclical Index, Morningstar Consumer Defensive Index, Morningstar Energy Index, Morningstar Financial Services Index, Morningstar Health Care Index, Morningstar Industrials Index, Morningstar Real Estate Index, Morningstar Technology Index and Morningstar Utilities Index (each, an “Underlying Index”) and Morningstar, Inc. (“Morningstar” or the “Index Provider”) was provided by the Index Provider, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

SHARES OF THE TRUST ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORNINGSTAR. MORNINGSTAR MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE TRUST OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF TRADING IN THE PRODUCT(S). MORNINGSTAR HAS NO OBLIGATION TO TAKE THE NEEDS OF FOCUSSHARES, LLC (IN ITS CAPACITY AS LICENSEE OF THE UNDERLYING INDEXES, THE “LICENSEE”) OR THE OWNERS OF THE SHARES OF THE TRUST INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. MORNINGSTAR IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE TRUST TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF THE TRUST ARE TO BE CONVERTED INTO CASH. MORNINGSTAR HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE TRUST.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SHARES OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MORNINGSTAR AND LICENSEE.

Morningstar® and Morningstar Style Box® are registered trademarks of Morningstar, Inc.  Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

(ii)

GENERAL DESCRIPTION OF THE TRUST

FocusShares Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (“Advisor”) is the investment adviser to each Fund.  Each of the Funds is a non-diversified investment company that invests in common stocks consisting of some or all of the component securities of each Fund’s respective benchmark index. The Trust was organized as a Delaware statutory trust on July 10, 2007.  The shares of each Fund are referred to herein as “Shares.”  This SAI relates to the following Funds:

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communications Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Each Fund anticipates that its Shares will trade on the NYSE Arca, Inc. (the “Exchange”).  Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally ranging from 50,000 to 100,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to at least 110% for domestic funds or 115% for foreign funds, which the Advisor may change from time to time, of the market value of the omitted Deposit Securities. See the “Creation and Redemption of Creation Units” section of this SAI. Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. The investment objective of each Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of its Underlying Index.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

The Funds’ share prices will fluctuate with market and economic. The Funds should not be relied upon as a complete investment program.

Morningstar serves as the index provider to the Trust for the Funds and uses a proprietary rules-based methodology (the “Index Methodology”) to construct and maintain the Underlying Index of each Fund.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board” or the “Trustees”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, if a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be continuously complied with.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below) may not:

A.           Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements and (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities;

B.           Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

C.           Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

D.           Purchase a security (other than obligations of the US Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

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E.           Purchase, hold or deal in real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

F.           Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

G.           Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot contracts, and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; or

H.           Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that each Fund may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the Fund’s Underlying Index concentrates in an industry or group of industries. This limit does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. Each Fund will not:

A.           Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of a Fund’s net assets would be invested in such securities;

B.           Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected in accordance with the fundamental restriction on borrowing set forth above;

C.           Make short sales of securities;

D.           Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by a Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin;

E.           Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Fund and such account; or

F.           Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

As long as the aforementioned investment restrictions are complied with, each Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not its Underlying Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options and options on the Shares, each with a view towards providing each Fund with exposure to the stocks in its respective Underlying Index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. Each Fund also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

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INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Investment Strategies” and “Principal Risks of Investing in the Fund” in each Fund’s summary section and under the headings “Additional Description of the Principal Strategies of the Funds” and “Additional Description of the Principal Risks of the Funds” in the statutory prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in each Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

The Funds will utilize either a replication indexing strategy or a representative sampling indexing strategy.  Each Fund engaging in a replication will attempt to track the Underlying Index by purchasing the securities that are components of its Underlying Index in a substantially similar weighting as such securities appear in the Underlying Index.  Each Fund engaging in representative sampling will attempt to track the Underlying Index by investing in a sample of securities selected by the Advisor to have a collective investment profile similar to that of the Fund’s Underlying Index. Securities selected for representative sampling purposes have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are in their relevant Underlying Indexes.

With respect to 75% of a Fund’s total assets, a “diversified” fund is limited by the 1940 Act such that it does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund’s total assets may be invested in any manner.

A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company (“RIC”) for purposes of the US Internal Revenue Code of 1986, as amended, (the “Code”) and to relieve the Fund of any liability for US federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objective.

Lending Portfolio Securities

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds [one-third] of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds; such reinvestments are subject to investment risk.

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Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Funds.

Each Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board. To the extent that the Funds engage in securities lending, JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as securities lending agent for the Funds subject to the overall supervision of JPMorgan. JPMorgan receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the US government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by JPMorgan. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Advisor believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

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Futures Contracts and Options

The Funds may utilize futures contracts and options.  Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Although options on each Underlying Index recently have become available, liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Restrictions on the Use of Futures and Options

Except as otherwise specified in the Funds’ Prospectus or this SAI, there are no limitations on the extent to which the Funds may engage in transactions involving futures and options thereon. The Funds will take steps to prevent their futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, as part of a complex stock replication strategy the Funds will maintain with their custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of each Fund under the contract (less the value of any margin deposits in connection with the position).

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Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell its Portfolio Securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.

The Funds will seek to minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in stocks.

Utilization of futures transactions by the Funds involves the risk of imperfect or even negative correlation to each Fund’s respective Underlying Index if the index underlying the futures contracts differs from the Fund’s Underlying Index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Swaps

Total return swaps give each Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

The Funds may use total return swaps to replicate the performance of one or more components of an Underlying Index. These total return swaps would reference the relevant component or components of the Underlying Index.

Total return swaps are considered illiquid by the Funds. Consequently, each Fund will segregate liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. This segregation of assets may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

All counterparties are subject to pre-approval by the Board.  The Board’s pre-approval is based on the creditworthiness of each potential swap counterparty.  In addition, the Advisor will monitor and manage the counterparty risk posed by the counterparties and take actions as necessary to decrease counterparty risk to a Fund by, among other things, reducing swap exposures to certain counterparties and/or seeking alternate or additional counterparties.

7

The number of counterparties may vary over time. To the extent a Fund utilizes total return swaps, a Fund will be exposed to counterparty risk.  Counterparty risk may be limited by limiting the use of swaps or by entering into swaps with multiple counterparties.

Securities of Investment Companies

Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts (“REITs”) to the extent allowed by law. Pursuant to the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by or otherwise affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees that would be in addition to those incurred by the Fund.

Illiquid Securities

Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Short-Term Instruments and Temporary Investments

Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the US government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of US and non-US banks (including non-US branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Inc., or “A-1” by Standard & Poor’s® (a division of The McGraw-Hill Companies, Inc.), or if unrated, of comparable quality as determined by the Advisor (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term US dollar-denominated obligations of non-US banks (including US branches) that, in the opinion of the Advisor, are of comparable quality to obligations of US banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Borrowing Money

Each fund may, as a non-principal investment strategy, borrow money from a bank up to a limit of one-third of the market value of its assets, but only for temporary or emergency purposes. To the extent that a Fund borrows money, it may be leveraged, and, at such times, the Fund may appreciate or depreciate in value more rapidly than its Underlying Index.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

8

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (the “Distributor”), breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Future Developments

The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with each Fund’s investment objective and do not violate any investment restrictions or policies.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in creation units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that a Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity.

GENERAL CONSIDERATIONS AND RISKS

A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.

None of the Funds is actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its respective Underlying Index.

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An investment in each Fund should also be made with an understanding that a Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. It is also possible that for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because a Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986 (the “Code”).

Risks of Equity Securities

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most of the securities in each Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Dividend Risk

There is no guarantee that the issuer of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust has adopted a policy regarding disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC.  The basket represents one Creation Unit of each Fund.  The Trust, Advisor, Custodian and Distributor will not disseminate non-public information concerning the Trust.

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds’ portfolio holdings with the SEC on Form N-Q.  Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation may be obtained by calling (202) 551-8090.  The Funds’ Form N-Q will be available through the Funds’ website, at http://www.focusshares.com or by writing to FocusShares Trust, 210 Summit Avenue Suite C-11, Montvale, NJ 07645.

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CONSTRUCTION AND MAINTENANCE OF THE UNDERLYING INDEXES

Descriptions of the Underlying Indexes are provided below.

Component Selection Criteria

The Morningstar index family is based on the same methodology as the well-known Morningstar Style Box. The Underlying Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Underlying Indexes, a stock must be listed on the NYSE, the NYSE Amex Equities, or NASDAQ, domiciled in the US or have its primary stock market activities carried out in the US, have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in US dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Underlying Indexes.

Morningstar, Inc. (“Morningstar”) uses a dynamic percentage-based approach to divide its US Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile). The stocks in each Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Issue Changes

Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

Index Maintenance

The Underlying Indexes are reconstituted [twice] annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day’s closing index values have been determined.

Index Availability

The Underlying Indexes are calculated continuously and are available from major data vendors.

Morningstar U.S. Market Index
Number of Components: approximately [1,550]

The Morningstar US Market Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.

Morningstar Large Cap Index
Number of Components: approximately [254]

The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index.

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Morningstar Mid Cap Index
Number of Components: approximately [568]

The Morningstar Mid Cap Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “middle-capitalization” stocks as those stocks between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index.

Morningstar Small Cap Index
Number of Components: approximately [728]

The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small-capitalization” stocks as those stocks between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index.

Morningstar Basic Materials Index
Number of Components: approximately [93]

The Morningstar Basic Materials Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Morningstar Communication Services Index
Number of Components: approximately [35]

The Morningstar Communication Services Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Morningstar Consumer Cyclical Index
Number of Components: approximately [231]

The Morningstar Consumer Cyclical Index is a subset of the Morningstar US Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Morningstar Consumer Defensive Index
Number of Components: approximately [100]

The Morningstar Consumer Defensive Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. Also include companies that provide services such as education & training services.

Morningstar Energy Index
Number of Components: approximately [91]

The Morningstar Energy Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Morningstar Financial Services Index
Number of Components: approximately [212]

The Morningstar Financial Services Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

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Morningstar Healthcare Index
Number of Components: approximately [137]

The Morningstar Healthcare Index is a subset of the Morningstar US Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies.

Morningstar Industrials Index
Number of Components: approximately [259]

The Morningstar Industrials Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services.

Morningstar Real Estate Index
Number of Components: approximately [83]

The Morningstar Real Estate Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs.

Morningstar Technology Index
Number of Components: approximately [227]

The Morningstar Technology Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services. Also includes companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Morningstar Utilities Index
Number of Components: approximately [82]

The Morningstar Utilities Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

MANAGEMENT

Trustees and Officers of the Trust

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Advisor and other service providers. The Board currently consists of five (5) Trustees, four (4) of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) and one of whom is an Interested Trustee as shown below.

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The Trustees and officers of the Trust, their addresses, positions with the Funds, years of birth and principal occupations during the past five years are set forth below.

Name, Address (1) and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years(3)	Number of Portfolios in Fund Complex Overseen(4)	Other Directorships Held by Trustee
Independent Trustees

Karl-Otto Hartmann, 1955	Trustee and Audit Committee Chairman	Since March 2008
Attorney at Law, Fund Directors’ Counsel (since 2009); Consultant, IntelliMagic LLC (strategic, business and compliance consulting for investment companies, investment advisors and start-up companies, since 2005); Chief Operations Officer (and Vice President of Operations), East Hill Holding Company, LLC and affiliates (investment management, hedge fund and venture capital, 2007-2008); Senior Vice President, General Counsel, and Director, JPMorgan Investor Services Co. (1991-2005); Independent Director and Audit Committee Financial Expert, The Thirty-Eight Hundred Fund, LLC (closed-end fund, since 2008)
				15	The Thirty-Eight Hundred Fund, LLC (1 portfolio)

[•]	[•]	Since [•]	[•]	[•]	[•]

[•]	[•]	Since [•]	[•]	[•]	[•]

[•]	[•]	Since [•]	[•]	[•]	[•]

Interested Trustee

[•]	[•]	Since [•]	[•]	[•]	[•]

Other Officers

Erik Liik, 1958	President	Since September 2007	President and Chief Executive Officer, FocusShares, LLC (3/07 to present);	N/A	N/A
	Secretary	Since September 2007 to June 2010	Managing Director, American Stock Exchange (1/01 to 7/06).

Drew Dennison, 1976	Chief Financial Officer and Treasurer	Since June 2010
Managing Director of Accounting and Finance and Chief Accounting Officer of Scottrade, Inc. (9/08 to Present); Vice President and Accounting Director of Wachovia Securities (11/07 to 9/08); Vice President, Assistant Treasurer, Controller and Manager of General Accounting and Financial Reports of A.G. Edwards (12/06 to 11/07); Associate Vice President and Manager of Regulatory Reports and Business Analysis (4/05 to 12/06).
				N/A	N/A

Andrew C. Small, 1963	Secretary	Since June 2010	Executive Director and General Counsel of Scottrade, Inc. (8/03 to present).	N/A	N/A

[•]	Chief Compliance Officer	Since [•]	[•]	N/A	N/A

[1]	The address for each Trustee and officer is 210 Summit Avenue, Suite C-11, Montvale, N.J. 07645.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	Principal occupations(s) of the Trustees may cover more than the past five years.
[4]
The Fund Complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Funds.

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Board - Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, three of whom are Independent Trustees (defined below). The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established a Nominating and Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

Day-to-day risk management with respect to the Funds is the responsibility of the Advisor or other service providers (depending on the nature of the risk), subject to the supervision of the Advisor. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Advisor and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer assesses key compliance risks affecting each Fund, and addresses them in reports to the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Committees of the Board of Trustees

Each Trustee who is not an interested person (as defined in the 1940 Act) of the Trust (“Independent Trustee”) serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees.

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Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hartmann should serve as trustee of the Funds because of the experience he has gained as an independent director of other investment companies, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Funds since 2008.

The Trust has concluded that [•] should serve as trustee of the Funds because of [•].

The Trust has concluded that [•] should serve as trustee of the Funds because of [•].

The Trust has concluded that [•] should serve as trustee of the Funds because of [•].

The Trust has concluded that [•] should serve as trustee of the Funds because of [•].

Trustee Ownership of Fund Shares

The following table sets forth, as of December 31, 2010, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:

Name Of Trustee	Dollar Range of Equity Securities in FocusShares Trust (As of December 31, 2010)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee in Family of Investment Companies (As of December 31, 2010)(1)

Karl-Otto Hartmann	None	None
[•]	None	None
[•]	None	None
[•]	None	None
[•]	None	None

1  “Family of Investment Companies” consists of all registered investment companies advised by the Advisor.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Funds.

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Board Compensation

The Trust pays each Independent Trustee an annual retainer of $[•] a per meeting fee of $[•] for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $[•] for telephonic meetings. The Trust pays the Chairman of the Board an additional annual retainer of $[•] and each Trustee who acts as chairman of a committee an additional annual retainer of $[•].  The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

The table below shows the estimated compensation that is contemplated to be paid to the Trustees by the Trust for the fiscal year ending October 31, 2011. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Compensation Table
Name of Trustee	Aggregate Compensation From the Trust			Deferred Compensation From the Trust			Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation From the Trust and the Fund Complex (1) Paid to Trustee

Karl-Otto Hartmann	$	[•	]	$	[•	]	$	[•	]	$	[•	]	$	[•	]
[•]	$	[•	]	$	[•	]	$	[•	]	$	[•	]	$	[•	]
[•]	$	[•	]	$	[•	]	$	[•	]	$	[•	]	$	[•	]
[•]	$	[•	]	$	[•	]	$	[•	]	$	[•	]	$	[•	]
[•]	$	[•	]	$	[•	]	$	[•	]	$	[•	]	$	[•	]

The Fund Complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Funds.

CODE OF ETHICS

The Trust and the Advisor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth officers, trustees’ and advisory personnel’s fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions.  Persons subject to either the Trust’s or the Advisor’s code of ethics, including investment personnel, may invest in securities for their own investment accounts, including, subject to certain conditions, securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds’ proxy voting record will be available upon request and on the SEC’s website at http://www.sec.gov. Proxies for each Fund’s Portfolio Securities are voted in accordance with the Advisor’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds will be available through the Fund’s website, at http://www.focusshares.com, or by writing to FocusShares Trust, 210 Summit Avenue Suite C-11, Montvale, NJ 07645.  The Fund’s Form N-PX will also be available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [•], 2011, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

As of [•], 2011, there were no Principal Holders of Securities as these Funds have not commenced operations yet.

17

INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

The Investment Adviser

FocusShares, LLC (“Advisor”), a Delaware limited liability company, acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the overall management of the Trust and the day-to-day investment management of the Funds. The Advisor is was organized in 2007 and is located at 210 Summit Avenue, Suite C-11, Montvale, New Jersey 07645.

The Advisor serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Investment Advisory Agreement”).  Under the Investment Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and manages the investment of the Fund’s assets in conformity with the stated investment policies of each Fund or retains sub-advisors to manage Fund assets if the Advisor does not provide these services directly.  The Advisor or a sub-adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds.  The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

Trust Expenses.  Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Term.  The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.  If the shareholders of any Fund fail to approve the Investment Advisory Agreement, the Advisor may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to each Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, or by the Advisor, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange.  The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Compensation.  As compensation for its services under the Investment Advisory Agreement, the Advisor is paid a monthly fee based on a percentage of each Fund’s average daily net assets at the annual rate relating to each Fund, as set forth below:

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Name of Fund	Advisory Fee Rate

Focus Morningstar US Market Index ETF	[•	]%
Focus Morningstar Large Cap Index ETF	[•	]%
Focus Morningstar Mid Cap Index ETF	[•	]%
Focus Morningstar Small Cap Index ETF	[•	]%
Focus Morningstar Basic Materials Index ETF	[•	]%
Focus Morningstar Communications Services Index ETF	[•	]%
Focus Morningstar Consumer Cyclical Index ETF	[•	]%
Focus Morningstar Consumer Defensive Index ETF	[•	]%
Focus Morningstar Energy Index ETF	[•	]%
Focus Morningstar Financial Services Index ETF	[•	]%
Focus Morningstar Health Care Index ETF	[•	]%
Focus Morningstar Industrials Index ETF	[•	]%
Focus Morningstar Real Estate Index ETF	[•	]%
Focus Morningstar Technology Index ETF	[•	]%
Focus Morningstar Utilities Index ETF	[•	]%

From time to time, the Advisor may waive all or a portion of its fees.

Legal Investigations and Proceedings. There are no legal investigations or proceedings against or involving the Trust, any of its Funds or the Advisor.

The Administrator, Custodian, and Transfer, Index Receipt and Dividend Disbursing Agent

J.P. Morgan Investor Services Co. (“JPMISCo”) serves as administrator of the Trust and each of the Funds.  JPMISCo is located at 70 Fargo Street, Boston, MA 02210-1950.  Pursuant to the Mutual Fund Services Agreement with the Trust, JPMISCo provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and each Fund.  In addition, JPMISCo makes office space, equipment, personnel and facilities available to provide such services.

JPMorgan Chase Bank, N.A. (“JPMCB”) serves as custodian, transfer agent, index receipt agent and dividend disbursing agent of the Trust and each of the Funds.  JPMCB’s address is One Chase Manhattan Plaza, New York, NY 10005.  Under the Custody Agreement with the Trust, JPMCB maintains cash, securities and other assets of the Trust and each Fund in separate accounts, keeps all required books and records and provides other necessary services.  JPMCB is required, upon the order of the Trust, to deliver securities held by JPMCB and to make payments for securities purchased by each Fund.  Pursuant to the Agency Services Agreement with the Trust, JPMCB acts as transfer agent and index receipt agent for each Fund’s authorized and issued shares of beneficial interest and as dividend disbursing agent of the Trust.

As compensation for the foregoing services, JPMISCo and JPMCB each receive certain out-of-pocket costs, transaction fees and asset-based fees which are paid monthly by the Advisor, pursuant to the Investment Advisory Agreement.

The Securities Lending Agent

JPMCB, an affiliate of the Administrator, serves as Securities Lending Agent for the Trust and each of its Funds under the supervision of the Advisor.  Under the Securities Lending Agreement with the Trust, JPMCB, acting as agent for the Funds, may lend Portfolio Securities to certain creditworthy borrowers under certain conditions described above under the heading “Investment Strategies And Risks-Lending Portfolio Securities”.  Each Fund receives the value of any interest or cash or non-cash distributions paid on its loaned Portfolio Securities and will pay reasonable administrative and custodial fees in connection with the loan of such Portfolio Securities and related costs including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

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The Distributor

Foreside Fund Services, LLC (“Distributor”) is the principal underwriter and distributor of Shares of the Trust.  Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101-4088.  The Distributor has entered into an agreement with the Trust pursuant to which it distributes Shares of each Fund (the “Distribution Agreement”).  The Distributor continually distributes Shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually.  Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus and below under “Creation and Redemption of Creation Units - Procedures for Creation of Creation Units.”  Shares in less than Creation Units are not distributed by the Distributor.  The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”) (the successor organization to the National Association of Securities Dealers, Inc.).  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.  The Distributor is not affiliated with the Trust, the Advisor, the Sub-Advisor or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund.  The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).  Pursuant to the Investment Advisory Agreement, the Advisor has agreed, under a separate agreement between the Advisor and the Distributor, to pay the Distributor’s fees and expenses that do not arise under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Advisor also pays the Distributor for certain services related to the registration with FINRA of the Advisor’s personnel who are engaged in the marketing of the Funds.

The Distributor may also enter into Authorized Participant Agreements with Authorized Participants for the creation and redemption of Creation Units.

Index Provider

Morningstar, Inc. (“Morningstar”) is the index provider for the Funds. Morningstar is a leading provider of independent investment research in North America, Europe, Australia, and Asia. Morningstar offers an extensive line of Internet, software, and print-based products and services for individuals, financial advisors, and institutions. The Morningstar® Indexes are rooted in Morningstar’s proprietary research and Morningstar Indexes are based on transparent, rules-based methodologies. Presently, Morningstar has developed and is maintaining a number of indexes in addition to the Underlying Indexes.  Morningstar has entered into an index licensing agreement (the “Licensing Agreement”) with the Advisor to allow the Advisor’s use of the Underlying Indexes for the operation of the Funds.  The Advisor pays licensing fees to Morningstar from the Advisor’s management fees or other resources. The Advisor has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Funds to utilize the Underlying Indexes. The Funds pay no fees to Morningstar or the Advisor under the Sub-Licensing Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[•], located at [•], serves as independent registered public accounting firm to the Trust and performs the annual audit of the financial statements of the Funds, prepares the Funds’ federal, state and excise tax returns, and advises the Funds on matters of accounting and federal and state income taxation.  [•] will audit the financial statements of the Funds at least once each year.

COUNSEL

Katten Muchin Rosenman LLP, located at 575 Madison Avenue, New York, New York 10022-2511, serves as counsel to the Trust and has passed upon the validity of each Fund’s Shares.

Other Service Providers

Under a Compliance Services Agreement (“Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Officer as well as certain additional compliance support functions (“Compliance Services”).  Under a PFO/Treasurer Agreement (“PFO Agreement”) with the Trust, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Trust.  As compensation for the foregoing services, FCS and FMS receive certain out of pocket costs and fixed and asset-based fees which are accrued daily and paid monthly by the Trust.

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The Compliance and PFO Agreements with respect to the Funds continue in effect until terminated.  The Compliance and PFO Agreements are terminable with or without cause and without penalty by the Board of the Trust or by FCS or FMS with respect to the Fund on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance and PFO Agreements, FCS and FMS, respectively, are not liable to the Trust or the Trust’s shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance and PFO Agreements. In addition, FCS and FMS and certain related parties (such as officers of FCS, FMS or certain officers of the Distributor and persons who control FCS, FMS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS’s or FMS’s actions or omissions, except for any act or omission resulting from FCS’s or FMS’s willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance and PFO Agreements.

Portfolio Managers

Other Accounts Managed.  The following tables provide additional information about other portfolios or accounts managed by the Fund’s portfolio manager primarily responsible for the day-to-day management of the Fund, as of [•], 2011.

Total number of other accounts managed by the Portfolio Manager within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies					Other Pooled Investment Vehicles					Other Accounts
	Number of Accounts		Total Assets ($mm)			Number of Accounts		Total Assets ($mm)			Number of Accounts		Total Assets ($mm)

Kristopher A. Wallace	15		$	[•	]	[•	]	$	[•	]	[•	]	$	[•	]

[•]	[•	]	$	[•	]	[•	]	$	[•	]	[•	]	$	[•	]

Potential Conflicts of Interest.

[•]

Portfolio Manager Compensation Structure.

Each Portfolio Manager receives a compensation consisting of a base salary and bonus. The level of base compensation takes into account the Portfolio Manager’s experience, reputation and competitive market rates. Bonuses are paid quarterly and represent a percentage of annual salary. Bonuses are based on the profitability of Scottrade Financial Services, Inc., FocusShares’ parent company.

Securities Ownership of Portfolio Managers.

[•]

21

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, the Advisor’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares

The Trust currently consists of 15 separate investment series or portfolios called funds. The Trust issues shares of beneficial interests in each fund with no par value. The Board may designate additional FocusShares funds.

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (1) required by the 1940 Act or (2) the Trustees determine that the matter affects the interests of more than one fund.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

In accordance with the Trust’s Third Amended and Restated Declaration of Trust dated August 20, 2008 (as amended, the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.

Shareholder inquiries may be made by writing to the Trust, c/o FocusShares, LLC, 210 Summit Avenue Suite C-11, Montvale, NJ 07645.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

22

Termination of the Trust or a Fund

The Trust or a Fund may be terminated by a majority vote of the Board subject to the affirmative vote of a majority of the holders of the Trust or such Fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash or securities.

BOOK ENTRY ONLY SYSTEM

Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

23

CREATION AND REDEMPTION OF CREATION UNITS

General

The Trust issues and sells Shares only in whole Creation Units on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, (as observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (i.e., the Deposit Securities), which constitutes an optimized representation of the securities of the relevant Fund’s Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

For certain of the Funds, the portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities a Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities (as defined below under “Redemption of Shares in Creation Units”), as the case may be, in connection with a purchase or redemption of a Creation Unit, will correspond pro rata, to the extent practicable, to the securities held by a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

The Administrator, through the NSCC, makes available on each Business Day, prior to the opening of business on the (subject to amendments) applicable Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities change pursuant to the changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in-lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (as discussed below), or the Federal Reserve System for US Treasury securities.

24

The Trust reserves the right to permit or require a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the relevant Underlying Index or resulting from certain corporate actions.

Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor to create whole Creation Units of the Funds, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process (as may be amended from time to time in accordance with its terms) (“Participant Agreement”) (discussed below) (“Authorized Participant”). All Creation Units of the Funds, however created, will be entered on the records of the Depository in the Nominee name for the account of a DTC Participant.

All orders to create Creation Units must be placed in whole multiples of 50,000 Shares (i.e. a Creation Unit). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session the Listing Exchange (“Closing Time”) (normally 4:00 p.m. Eastern time) (3:00 p.m. for Custom Orders) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of the Funds as determined on such date. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “—Placement of Creation Orders Using Clearing Process”). Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement.  The Participant Agreement for any Authorized Participant intending to follow such procedures will contain terms and conditions permitting the Trust to use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

Orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing the procedures described below under the heading  “—Placement of Creation Orders Using Clearing Process” or outside the Clearing Process utilizing the procedures described below under the heading “ —Placement of Creation Orders Outside Clearing Process”.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers has executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities.

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Investors placing orders to create Creation Units of the Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) NSCC Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Custodian. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds is the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+2. In certain cases Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Custodian on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason, (i) the order is not in proper form; (ii) the creator or creators, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (iii) the Deposit Securities delivered are not as specified by the Administrator, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

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All questions as to the number of shares of each Deposit Security and the validity, form, eligibility and acceptance for deposit of any Deposit Securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed creation Transaction Fee of $500 payable to the Custodian is imposed on each purchaser of Creation Units using the Clearing Process. The creation Transaction Fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of up to four times the basic creation Transaction Fee will be imposed. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant will be assessed the additional variable Transaction Fee for cash creations on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Redemption of Shares in Creation Units

Shares may be redeemed only in whole Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through an Authorized Participant. The Trust will not redeem Shares in amounts less than whole Creation Units. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a whole Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a whole Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Administrator, through NSCC, immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption Transaction Fee described below. The redemption Transaction Fee of $500 is deducted from such redemption proceeds. In the event that the Portfolio Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption Transaction Fee will be required to be arranged for by or on behalf of the redeeming shareholder.

Redemptions of shares will be subject to compliance with applicable US federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities, may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. An Authorized Participant may request a redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

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The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

The basic redemption Transaction Fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these Transaction Fees from time to time based upon actual experience. An additional charge up to four times the redemption Transaction Fee may be charged with respect to redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Portfolio Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of the Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Taxation on Creation and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the US Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units as capital assets is not currently deductible. Authorized Participants should consult their own tax advisors.

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Current US federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units as capital assets for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Shareholder Information — Determination of Net Asset Value.”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the US dollar are converted into US dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s Portfolio Securities are valued based on market quotations. When market quotations are not readily available for a Portfolio Security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

The value of each Fund’s Portfolio Securities is based on such securities’ closing price on local markets when available. If a Portfolio Security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the Portfolio Security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s Portfolio Security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity Portfolio Securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV is expected to reflect certain Portfolio Securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a Portfolio Security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s Portfolio Securities may change on days when you will not be able to purchase or sell your Shares.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange or a market data vendor every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange or other market data vendor calculating the IIV calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

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Although the Trust and the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Trust and the Funds make no warranty as to the accuracy of the IIV.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information — Distributions.”

General Policies

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to improve its Underlying Index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FEDERAL INCOME TAXES

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Fund Shares. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Fund Shares as capital assets within the meaning of the Code, and does not hold Fund Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund Shares, to Fund shareholders holding Fund Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

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The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the Funds

In General.  Each Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and maintain its tax status as a RIC, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least ninety percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains). As a RIC, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security against a prior gain from a substantially similar portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a four percent excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year, the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction.

PFIC Investments.  The Fund may purchase shares in a foreign corporation treated as a “passive foreign investment company” (a “PFIC”) for federal income tax purposes. As a result, the Fund may be subject to increased federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with adequate information regarding its annual results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of a PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

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Futures Contracts. A Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts. In addition, a Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Any income from futures contracts would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Fund Distributions.  In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Fund Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 15% for taxable years that begin on or before December 31, 2012. In addition, for those taxable years, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply for taxable years that began after December 31, 2012.

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Investors considering buying Fund Shares just prior to a distribution should be aware that, although the price of the Fund Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

REIT/REMIC Investments. A Fund may invest in REITs owning residual interests in real estate mortgage investment conduits (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a foreign shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Fund Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations. A Fund is also subject to information reporting with respect to any excess inclusion income.

Sales of Fund Shares.  Any capital gain or loss realized upon a sale of Fund Shares is treated generally as a long-term gain or loss if the Fund Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

Creation Unit Issues and Redemptions.  On an issue of Fund Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Fund Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Fund Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Fund Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Fund Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Fund Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

Back-Up Withholding.  A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Fund Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (or a greater loss over a combination of years) for a corporate stockholder in any single taxable year, the Fund shareholder must file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

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Special Issues for Foreign Shareholders

In general.  If a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, for Fund tax years that began on or before December 31, 2009, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund. There has been proposed legislation to extend these rules, but as of this time, we don’t know whether, and to what extent, these rules will be extended.

Gain on a sale of Fund Shares or an exchange of such stockholder’s Shares of the Fund will be exempt from U.S. federal income tax (including withholding at the source) unless (i) in the case of an individual foreign Fund shareholder, the Fund shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign Fund shareholder held such Shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the foreign Fund shareholder actually or constructively held more than 5% of the Fund Shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons. This provision relating to domestically controlled regulated investment companies generally will not apply after December 31, 2009. There has been proposed legislation to extend these rules, but as of this time, we don’t know whether, and to what extent, these rules will be extended.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a foreign Fund shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Investments in U.S. Real Property. In general, if a Fund is a “U.S. real property holding corporation,” (determined without the exception for “domestically-controlled” RICs and publicly-traded RICs) distributions by the Fund attributable to gains from “U.S. real property interests” (including gain on the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs) will be treated as income effectively connected to a trade or business within the United States, subject generally to tax at the same rates applicable to domestic Fund shareholders and, in the case of the foreign corporate Fund shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower rate). Such distributions will be subject to U.S. withholding tax and will generally give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding company, distributions on and sales of the Fund Shares will not be treated as income effectively connected with a U.S. trade or business in the case of a foreign Fund shareholder owning (for the applicable period) 5% or less (by class) of the Fund shares. In general, these provisions generally will not apply after December 31, 2009, provided, however, that such provisions will continue to apply thereafter in respect of distributions by a regulated investment company that is a U.S. real property holding corporation or would be so treated for this purpose to the extent such distributions are attributable to certain capital gain dividends from REITs. There has been proposed legislation to extend these rules, but as of this time, we don’t know whether, and to what extent, these rules will be extended. Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described rules.

Under recently enacted legislation, foreign stockholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisers regarding the application of this recently enacted legislation.

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OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca.  The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

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FINANCIAL STATEMENTS
Focus Morningstar US Market Index Fund
(a portfolio of FocusShares Trust)
STATEMENT OF ASSETS AND LIABILITIES
[•], 2011

ASSETS:

Cash	$	[•	]

TOTAL ASSETS	$	[•	]

Net assets	$	[•	]

Components of Net Assets:
Paid-in Capital	$	[•	]

Shares of beneficial interest outstanding (unlimited amount authorized, no par value)		[•	]

Net asset value per share	$	[•	]
See accompanying notes to financial statements.

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Focus Morningstar US Market Index Fund
(a portfolio of FocusShares Trust)
NOTES TO FINANCIAL STATEMENTS
[•], 2011
1. Organization
FocusShares Trust (the “Trust”), a Delaware statutory trust, was formed on July 10, 2007.  The Trust currently consists of the following fifteen investment portfolios: Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF, Focus Morningstar Small Cap Index ETF, Focus Morningstar Basic Materials Index ETF, Focus Morningstar Communications Services Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Consumer Defensive Index ETF, Focus Morningstar Energy Index ETF, Focus Morningstar Financial Services Index ETF, Focus Morningstar Health Care Index ETF, Focus Morningstar Industrials Index ETF, Focus Morningstar Real Estate Index ETF, Focus Morningstar Technology Index ETF, Focus Morningstar Utilities Index ETF.

The Trust has had limited operations to date, including matters relating to the Funds’ registration as diversified, open-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), the operation of the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund and FocusShares ISE-Revere Wal-Mart Supplier Index Fund from [•], 2007 to [•], 2008; and the sale and issuance to FocusShares LLC, of [•] shares of beneficial interest at an aggregate purchase price of $[•] in the Focus Morningstar US Market Index Fund (the “Fund”).  The Fund’s investment objective is to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”).

2. Summary of Significant Accounting Policies
Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Federal Income Tax:
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

3. Agreements
Management Agreement:
Under the terms of an Investment Advisory Agreement, FocusShares, LLC (the “Advisor”) serves as the Advisor to the Funds and, subject to the supervision of the Board of Trustees, will be responsible for the day-to-day investment management of the Funds. Upon commencement of operations of the Fund, the Advisor’s management fees of [•]% of average daily net assets are accrued daily and paid monthly by the Fund.

Administrator, Custodian, and Transfer, Index Receipt and Dividend Disbursing Agent:
J.P. Morgan Investor Services Co. will serve as the Fund’s Administrator.
JPMorgan Chase Bank, N.A., will serve as the Fund’s custodian, transfer agent, index receipt agent and dividend disbursing agent.

4. Capital
The Trust issues and redeems Shares at NAV only in blocks of 50,000 Shares or whole multiples thereof. As a practical matter, only certain persons or entities known as “Authorized Participants” may purchase or redeem these Creation Units. A standard creation “Transaction Fee” of $[•] is charged to each purchaser of Creation Units. The creation Transaction Fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption Transaction Fee of $[•] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.

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It is anticipated that the individual Shares of each of the Funds will be listed on NYSE Arca. Most investors will buy and sell individual Shares of the Funds in the secondary market through brokers. Individual Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. It is anticipated that the individual Shares of the Funds will trade in the secondary market at prices that may differ to varying degrees from the closing NAVs of the Shares. Given, however, that Shares can be created and redeemed daily in whole Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained for very long.

5. Related Parties
At [•], 2011, certain officers of the Trust were also employees of the Advisor.

6. Cash
Cash at [•], 2011, is on deposit at JPMorgan Chase Bank, N.A. in a non-interest bearing account.

7. Subsequent Event
None

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Appendix A

FocusShares Trust
Proxy Voting
Policies and Procedures

As of September 12, 2007

These policies and procedures (and the guidelines that follow) apply to the voting of proxies by FocusShares Trust with respect to all Portfolio Securities held by each of its Funds.

SECTION 1. PROXY VOTING GUIDELINES

The fundamental precept followed by FocusShares Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interest of Beneficial Owners and the value of the investment. As used in these policies and procedures the term “Beneficial Owners” and all other defined terms used herein shall have the meanings ascribed to it in the current prospectus for the Funds.

Absent special circumstances of the types described in these policies and procedures, FocusShares Trust will generally exercise its proxy voting discretion in accordance with the guidelines set forth below. In situations where the application of FocusShares Trust’s guidelines would be inappropriate for particular proxy issues of non-US companies due to local market standards, customs and best practices, FocusShares Trust will instruct its Proxy Voting Service (defined below in Section 3) to provide a vote recommendation based on the Proxy Voting Service’s relevant global guidelines. Examples of such issues include “poison pill” defenses, which are allowed to be approved by a company’s board of directors without shareholder approval in a number of countries, and definitions of director independence, which vary significantly from country to country.

The foregoing domestic and global proxy voting guidelines are collectively referred to in these policies and procedures as the “Proxy Guidelines”.

SECTION 2. PROXY COMMITTEE

FocusShares Trust’s Proxy Committee has responsibility for the content, interpretation and application of the Proxy Guidelines. Membership of the Proxy Committee consists of a group of FocusShares Trust investment and compliance personnel.  Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. Except as otherwise provided in Section 5, a majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose.

SECTION 3. PROXY VOTING SERVICE

FocusShares Trust on behalf of the Funds, has delegated to an independent third party proxy voting service (“Proxy Voting Service”), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. In the event that the Proxy Voting Service does not or will not provide recommendations with respect to proxy proposals for securities over which FocusShares Trust or its affiliates have voting discretion, the Proxy Committee shall request the relevant proxy analyst at the Sub-Advisor responsible for the issuer or its business sector to review the proxy proposal and make a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.

SECTION 4. APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Sub-Advisor proxy analyst, if it determines such action to be in the best interests of FocusShares Trust Beneficial Owners. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different Beneficial Owners with respect to the same proxy vote.

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The Proxy Committee will document the rationale for any proxy voted contrary to the recommendation of the Proxy Voting Service or, in the circumstances described in Section 3 above, a Sub-Advisor proxy analyst.

SECTION 5. CONFLICTS OF INTEREST

FocusShares Trust may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.

FocusShares Trust may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

FocusShares Trust seeks to address such conflicts of interest in various ways, including the following:

I.	The establishment, composition and authority of the Proxy Committee

II.	The delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service,

III.
Subject to paragraph IV below, if the Proxy Committee determines that a particular proxy vote involves a potential conflict of interest between FocusShares Trust and a person having an interest in the outcome of that vote, it will follow the vote recommendations of the Proxy Voting Service, provided pursuant to these policies and procedures, with respect to such proxy issue unless the Proxy Committee determines, consistent with its duty of loyalty and care, that the interests of Beneficial Owners would be better served by voting contrary to such vote recommendations. Any determination by the Proxy Committee under this paragraph III to vote a proxy issue in a manner contrary to such vote recommendations must be made by a vote of at least 70% of the then current members of the Proxy Committee.

IV.
If the Proxy Committee determines that a particular proxy issue involves a conflict of interest so severe that the Proxy Committee is unable to exercise independent judgment on the voting of such proxy issue, the Proxy Committee may resolve the conflict of interest in any of the following ways:

•	Following the vote recommendation of the Proxy Voting Service provided pursuant to these policies and procedures
•	Following the vote recommendation of an independent fiduciary appointed for that purpose
•	Abstaining
•	Voting pursuant to a “mirror voting” arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee)

The method selected by the Proxy Committee may vary, consistent with its duty of loyalty and care, depending upon the facts and circumstances of each situation and the requirements of applicable law. Examples of proxy votes referred to in this paragraph IV include, without limitation, voting proxies on securities issued by FocusShares Trust or its affiliates, and proxy votes on matters in which FocusShares Trust has a direct financial interest.

SECTION 6. PROXY VOTING RECORDS; DISCLOSURES TO BENEFICIAL OWNERS

FocusShares Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

I.	A copy of these policies and procedures.

Il.	A copy of each proxy statement FocusShares Trust receives regarding Portfolio Securities.

III.	A record of each vote cast by FocusShares Trust.

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IV.	A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies or that memorialized the basis for that decision.

V.
A copy of each written Beneficial Owners request for information on how FocusShares Trust voted proxies and a copy of any written response by FocusShares Trust to any written or oral request for information on how FocusShares Trust voted proxies on behalf of the requesting Beneficial Owners.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. FocusShares Trust may rely on one or more third parties to make and retain the records referred to in items II. and III. above.

The Proxy Committee will cause copies of the foregoing records, to be provided to those Beneficial Owners upon request. It is generally the policy of FocusShares Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 7. REGISTERED MANAGEMENT INVESTMENT COMPANIES

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 8. OTHER SPECIAL SITUATIONS

Proxies of funds that specify the use of proxy guidelines other than the Proxy Guidelines will be voted in accordance with these other guidelines. FocusShares Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of the Fund’s Sub-Advisor to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, FocusShares Trust must balance the benefits to its Beneficial Owners of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, FocusShares Trust will not vote those proxies in the absence of an unusual, significant vote.  FocusShares Trust has proxy voting discretion over Portfolio Securities that may be loaned under securities lending programs. Because title to loaned securities passes to the borrower, FocusShares Trust will be unable to vote any Portfolio Security that is out on loan to a borrower on a proxy record date. Under certain circumstances, FocusShares Trust may be able to reserve the right of the Sub-Advisor to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

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FocusShares Trust
Proxy Voting Guidelines

1. The Board of Directors

A.  Voting on Director Nominees in Uncontested Elections

FocusShares Trust generally votes for director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism.

B.  Director Independence

For any situations not already covered by a rule or regulation, FocusShares Trust will generally vote for shareholder proposals requesting that the board of a company be comprised of a majority of independent directors and will generally vote against shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors. FocusShares Trust generally votes against shareholder proposals that would require the appointment of a lead or presiding director unless the audit, compensation and nominating committees are not composed of independent persons. FocusShares Trust generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on an audit, compensation or nominating committee or board. In addition, FocusShares Trust generally leaves the choice of chairman to the board’s discretion as FocusShares Trust’s support for proposals that principal committees consist exclusively of independent directors and that the board be comprised of a majority of independent directors provides sufficient checks and balances.

For all situations that involve an AMEX, NASDAQ or a NYSE listed company, FocusShares Trust will use the an AMEX, NASDAQ’s or the NYSE’s definition, respectively, of an independent director to determine a board candidate’s status. In any other situation, FocusShares Trust will consider a board candidate or member to lack independence if the proposed director:

a) Receives, or one of the proposed director’s immediate family members receives, more than $100,000 per year in direct compensation from the listed company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service); such person is presumed not to be independent until three years after he or she ceases to receive more than $100,000 per year in such compensation.

b) Is affiliated with or employed by, or if one of the proposed director’s immediate family members is affiliated with or employed in a professional capacity by, a present or former auditor of the company; the proposed director will not be considered “independent” until three years after the end of either the affiliation or the auditing relationship.

c) Is employed, or one of the proposed director’s immediate family members is employed, as an executive officer of another company where any of the listed company’s present executives serves on that company’s compensation committee; the proposed director will not be considered “independent” until three years after the end of such service or the employment relationship.

d) Is an executive officer or an employee, or one of the proposed director’s immediate family members is an executive officer, of another company (A) that accounts for at least 2% or $1 million, whichever is greater, of the listed company’s consolidated gross revenues, or (B) for which the listed company accounts for at least 2% or $1 million, whichever is greater, of such other company’s consolidated gross revenues; in each case, the proposed director is not considered “independent” until three years after consolidated gross revenues fall below that threshold.

C.  Stock Ownership Requirements

FocusShares Trust generally votes against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

D.  Term of Office

FocusShares Trust generally votes against shareholder proposals to limit the tenure of outside directors.

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E.  Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection will be evaluated by FocusShares Trust on a case by case basis. FocusShares Trust generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

F.  Charitable Contributions

FocusShares Trust votes against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II.  Proxy Contests

A.  Voting for Director Nominees in Contested Elections

Votes in a contested election of directors will be evaluated by FocusShares Trust on a case-by-case basis, considering the following factors:

•	long-term financial performance of the target company relative to its industry;
•	management’s track record;
•	background to the proxy contest;
•	qualifications of director nominees (both slates);
•	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
•	stock ownership positions.

B.  Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest will be made on a case-by-case basis. FocusShares Trust will generally support such proposals in cases where (i) FocusShares Trust votes in favor the dissidents and (ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

FocusShares Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

III.  Auditors

Ratifying Auditors

FocusShares Trust generally votes for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

FocusShares Trust generally votes against shareholder proposals that seek to restrict management’s ability to utilize selected auditors, subject to the qualifications set forth above.

IV. Proxy Contest Defenses

A.  Board Structure; Staggered vs. Annual Elections

FocusShares Trust generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B.  Shareholder Ability to Remove Directors

FocusShares Trust generally votes for proposals that provide that directors may be removed only for cause.

FocusShares Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

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C.  Cumulative Voting

FocusShares Trust generally votes against proposals to eliminate cumulative voting, unless such proposals are intended to effectuate a majority voting policy.

FocusShares Trust generally votes for proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with FocusShares Trust’s majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case FocusShares Trust generally votes against such cumulative voting proposals.

D. Majority Voting

In analyzing shareholder proposals calling for directors in uncontested elections to be elected by an affirmative majority of votes cast, FocusShares Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, FocusShares Trust generally votes for shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, FocusShares Trust generally votes against shareholder majority voting proposals, provided that the policy is set forth in the company’s annual proxy statement and either:

•	requires nominees who receive majority withhold votes to tender their resignation to the board;
•	sets forth a clear and reasonable timetable for decision-making regarding the nominee’s status; and
•	does not contain any specific infirmities that would render it an ineffective alternative to an affirmative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company’s majority voting (or majority withhold) policy, FocusShares Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee’s resignation and the range of actions open to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underling causes of the withheld votes, etc.).

E.  Shareholder Ability to Call Special Meetings

FocusShares Trust generally votes for proposals to restrict or prohibit shareholder ability to call special meetings, but will vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings if the minimum ownership requirement is at least 15% of outstanding shares.

F.  Shareholder Ability to Act by Written Consent

FocusShares Trust generally votes against proposals allowing shareholders to take action by written consent

G.  Shareholder Ability to Alter the Size of the Board

FocusShares Trust generally votes against proposals limiting management’s ability to alter the size of the board.

V.  Tender Offer Defenses

A.  Poison Pills

FocusShares Trust generally votes against shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

FocusShares Trust will review on a case-by-case basis management proposals to ratify a poison pill.

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B.  Fair Price Provisions

FocusShares Trust will review votes case-by-case on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

FocusShares Trust generally votes for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.  Greenmail

FocusShares Trust generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

FocusShares Trust votes on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.  Pale Greenmail

FocusShares Trust votes on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E.  Unequal Voting Rights

FocusShares Trust generally votes against dual class exchange offers.

FocusShares Trust generally votes against dual class recapitalizations.

F.  Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

FocusShares Trust generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FocusShares Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.  Supermajority Shareholder Vote Requirement to Approve Mergers

FocusShares Trust generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FocusShares Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.  White Squire Placements

FocusShares Trust generally votes for shareholder proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes, unless the company has committed to issuing such shares with no more than one vote per share.

VI.  Miscellaneous Governance Provisions

A.  Confidential Voting

FocusShares Trust generally votes for proposals requiring confidential voting and independent vote tabulators.

B.  Equal Access

FocusShares Trust generally votes against shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

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C.  Bundled Proposals

FocusShares Trust votes on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.  Shareholder Advisory Committees

FocusShares Trust votes on a case-by-case basis, proposals to establish a shareholder advisory committee.

VII.  Capital Structure

A.  Common Stock Authorization

FocusShares Trust votes on a case-by-case basis, proposals to increase the number of shares of common stock authorized for issue.

B.  Stock Distributions: Splits and Dividends

FocusShares Trust generally votes for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.  Reverse Stock Splits

FocusShares Trust generally votes for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.  Blank Check Preferred Authorization

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, FocusShares Trust generally votes against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

E.  Shareholder Proposals Regarding Blank Check Preferred Stock

FocusShares Trust generally votes for shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the shares are to be issued for the purpose of raising capital or making acquisitions.

F.  Adjust Par Value of Common Stock

FocusShares Trust generally votes for management proposals to reduce the par value of common stock.

G.  Preemptive Rights

FocusShares Trust reviews on a case-by-case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, FocusShares Trust looks at the size of a company and the characteristics of its shareholder base.  FocusShares Trust generally opposes preemptive rights for publicly-held companies with a broad stockholder base.

H.  Debt Restructurings

FocusShares Trust reviews on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  FocusShares Trust considers the following issues:

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•	Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
•	Change in Control – Will the transaction result in a change in control of the company?
•	Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

l.  Share Repurchase Programs

FocusShares Trust generally votes for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII.  Executive and Director Compensation

FocusShares Trust votes on a case-by-case basis on executive and director compensation plans. FocusShares Trust generally votes against compensation plans if

a.	The exercise price is less than 100% of fair market value at the time of grant; or
b.	The company has repriced underwater stock options during the past three years; or
c.	The company fails the following described burn rate test.

A company will generally fail FocusShares Trust ‘s burn rate test if its three year average burn rate exceeds 2% AND exceeds an amount that is one standard deviation in excess of its GICS industry mean (segmented by Russell 3000 and non-Russell 3000 companies). A company that exceeds both of the foregoing three year average burn rates amounts can avoid a negative vote if it commits in a public filing to maintain a burn rate over the next three fiscal years that is no higher than one standard deviation in excess of its industry mean as calculated at the time of the proposal. Restricted shares or other “full-value” awards granted will be counted against the burn rate based on the following multiplier that varies based on a company’s annual stock price volatility:

Company Characteristics	Annual Stock Price Volatility	Multiplier
High Volatility	53% or greater	1.5 to 1
Medium Volatility	25% to 52.99%	2.0 to 1
Low Volatility	25% or lower	4.0 to 1

A.  OBRA-Related Compensation Proposals

•  Amendments that Place a Cap on Annual Grant or Amend Administrative Features

FocusShares Trust generally votes for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

•  Amendments to Added Performance-Based Goals

FocusShares Trust generally votes for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

•  Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans that would both increase shares reserved AND qualify the plan-for favorable tax treatment under the provisions of Section 162(m) will be evaluated by FocusShares Trust on a case-by-case basis.

•  Approval of Cash or Cash-and-Stock Bonus Plans

FocusShares Trust generally votes for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

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B.  Shareholder Proposals to Limit Executive and Director Pay

FocusShares Trust generally votes against shareholder proposals that seek additional disclosure of executive and director pay information.

FocusShares Trust votes on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

C.  Golden and Tin Parachutes

FocusShares Trust generally votes against shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

D.  Employee Stock Ownership Plans (ESOPs) and Other Broad-Based Employee Stock Plans

FocusShares Trust generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is “excessive” (i.e., generally greater than ten percent (10%) of outstanding shares).

E.  401(k) Employee Benefit Plans

FocusShares Trust generally votes for proposals to implement a 401 (k) savings plan for employees.

F. Director Retirement Benefits

FocusShares Trust generally votes for shareholder proposals requesting companies cease to pay retirement benefits to directors.

IX.  State of Incorporation

A.  Voting on State Takeover Statutes

FocusShares Trust votes on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.  Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation will be examined by FocusShares Trust on a case-by-case basis.

X.  Mergers and Corporate Restructurings

A.  Mergers and Acquisitions

Votes on mergers and acquisitions will considered by FocusShares Trust on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits;
•	offer price (cost vs. premium);
•	prospects of the combined companies;
•	how the deal was negotiated; and
•	changes in corporate governance and their impact on shareholder rights.

B.  Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales will be considered by FocusShares Trust on a case-by-case basis.

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C.  Spin-offs

Votes on spin-offs will be considered by FocusShares Trust on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.  Asset Sales

Votes on asset sales will be made by FocusShares Trust on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.  Liquidations

Votes on liquidations will be made by FocusShares Trust on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.  Appraisal Rights

FocusShares Trust generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

G.  Changing Corporate Name

FocusShares Trust generally votes for changing the corporate name.

H.  Adjourn Meeting

FocusShares Trust generally votes against proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.

XI.  Mutual Funds

A.  Election of Trustees

Votes on trustee nominees will be evaluated by FocusShares Trust on a case-by-case basis.

B.  Investment Advisory Agreement

Votes on investment advisory agreements will be evaluated by FocusShares Trust on a case-by-case basis.

C.  Fundamental Investment Restrictions

Votes on amendments to a fund’s fundamental investment restrictions will be evaluated by FocusShares Trust on a case-by-case basis.

D.  Distribution Agreements

Votes on distribution agreements will be evaluated by FocusShares Trust on a case-lay-case basis.

XII.  Social and Environmental Issues

FocusShares Trust generally supports the position of a company’s board of directors when voting on shareholder initiated social and environmental proposals. Although FocusShares Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

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PART C: OTHER INFORMATION

Item 28. Exhibits:

(a)	Third Amended & Restated Declaration of Trust, filed herewith.

(b)	Second Amended & Restated Bylaws of the Trust, previously filed with the Initial Registration Statement on Form N-1A on November 26, 2007 and incorporated by reference herein.

(c)	Instruments defining Rights of Security Holders. Not applicable.

(d)(1)	Form of Investment Advisory Agreement between the Registrant and FocusShares, LLC (the “Advisor”), filed herewith.

(e)(1)	Form of Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distributor”), filed herewith.

(e)(2)	Form of Authorized Participant Agreement, filed herewith.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Form of Domestic Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), filed herewith.

(h)(1)	Form of Fund Servicing Agreement between the Registrant and JPMorgan Investor Services Co., filed herewith.

(h)(2)	Form of Agency Services Agreement between the Registrant and JPMorgan Chase Bank, N.A., filed herewith.

(h)(3)	Sub-License Agreement between the Registrant and Advisor, to be filed by amendment.

(h)(4)	PFO/Treasurer Agreement between the Registrant and Foreside Management Services, LLC, to be filed by amendment.

(h)(5)	Compliance Services Agreement between the Registrant and Foreside Management Compliance Services, LLC, to be filed by amendment.

(i)	Opinion and consent of Katten Muchin Rosenman LLP, counsel to the Trust, to be filed by amendment.

(j)	Consent of [ ], independent registered public accounting firm to the Trust, to be filed by amendment.

(k)	Omitted Financial Statements. Not applicable.

(l)	Letter of Investment Intent, to be filed by amendment.

(m)	Rule 12b-1 Plan, to be filed by amendment.

(n)	Rule 18f-3 Plan. Not applicable.

(o)	Reserved. Not applicable.

(p)(1)	Code of Ethics of the Registrant, to be filed by amendment.

(p)(2)	Code of Ethics of the Advisor, to be filed by amendment

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Reference is made to Section 8.5 of Article 8 of the Registrant’s Declaration of Trust which is incorporated herein:

The Registrant (also the “Trust”), organized as a Delaware statutory trust, operates pursuant to a Declaration of Trust dated December 8, 2010 (the “Declaration of Trust”) that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a)  For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)    With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)    In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a)    Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)    A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5.5 of the Declaration of Trust, the following words have the meanings set forth below:

(a)    A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the SEC), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b)    “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c)    “Liability” and “expenses” shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The Distribution Agreement provides that Foreside and the Trust agree to indemnify and hold harmless each other and each of their trustees/directors and officers and any person who controls the Trust or Foreside within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor of the Trust or any of their trustees/directors, officers or employees, (ii) the breach of any obligation, representation or warranty pursuant to the distribution agreement by the Trust or the Distributor, (iii) either party's failure to comply in any material respect with applicable securities laws, or (iv) allegation that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, any information or materials relating to the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon, and in conformity with information furnished by Foreside to the Trust or by the Trust to Foreside.  In no case (i) is the indemnity of either party in favor of any Trust/Foreside affiliate to be deemed to protect any Trust/Foreside affiliate against any liability to the Trust or Foreside or its security holders to which such Trust/Foreside affiliate would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the distribution agreement.

Item 31. Business and Other Connections of Investment Manager

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Advisor is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC, Registrant's underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	American Beacon Funds
2)	American Beacon Mileage Funds
3)	American Beacon Select Funds
4)	Henderson Global Funds
5)	Bridgeway Funds, Inc.
6)	Century Capital Management Trust
7)	Sound Shore Fund, Inc.
8)	Forum Funds
9)	Central Park Group Multi-Event Fund
10)	PMC Funds, Series of the Trust for Professional Managers
11)	Nomura Partners Funds, Inc.
12)	Wintergreen Fund, Inc.
13)	RevenueShares ETF Trust
14)	Direxion Share ETF Trust
15)	Javelin Exchange-Traded Trust
16)	AdvisorsShares Trust
17)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
18)	DundeeWealth Funds
19)	U.S. One Trust
20)	Turner Funds

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant's underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark S. Redman	690 Taylor Road, Suite 150 Gahanna, OH 43230	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

FocusShares, LLC
210 Summit Avenue - Suite C-11
Montvale, NJ 07645

JPMorgan Chase Bank, N.A.
One Chase Manhattan Plaza
New York, NY 10005

J.P. Morgan Investor Services Co.
70 Fargo Street
Boston, MA 02210

Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Item 34. Management Services
Not applicable.

Item 35. Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of December 2010.

FOCUSSHARES TRUST

By:	/s/ Erik Liik
Erik Liik
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Karl-Otto Hartmann__________	Sole Trustee	December 10, 2010
Karl-Otto Hartmann

/s/ Erik Liik___________________	President	December 10, 2010
Erik Liik	(Principal Executive Officer)
/s/ Drew Dennison_____________	Chief Financial Officer and Treasurer	December 10, 2010
Drew Dennison	(Principal Financial Officer)

EXHIBIT INDEX

(a)	Third Amended & Restated Declaration of Trust

(d)(1)	Form of Investment Advisory Agreement

(e)(1)	Form of Distribution Agreement

(e)(2)	Form of Authorized Participant Agreement

(g)	Form of Domestic Custody Agreement

(h)(1)	Form of Fund Servicing Agreement

(h)(2)	Form of Agency Services Agreement